As filed with the Securities and Exchange Commission on 02/28/17

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

811-22486

Investment Company Act file number

GPS Funds II

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2017

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

GuideMark® Opportunistic Fixed Income Fund

Schedule of Investments (Unaudited)

December 31, 2016

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 19.56%
868,481	Alternative Loan Trust
	Series 2007-15CB, 6.000%, 07/25/2037	$776,044
	Banc of America Funding Corp.
1,243,374	Series 2006-3, 5.750%, 03/25/2036	1,172,703
890,894	Series 2007-3, 5.831%, 04/25/2037 (a)	783,000
867,771	Chase Mortgage Finance Trust
	Series 2007-S3, 6.000%, 05/25/2037	693,602
3,942	Citigroup Mortgage Loan Trust
	Series 2010-8, 4.000%, 11/25/2036 (Acquired 11/01/2012, Cost $3,989) (b)	3,947
	Credit Suisse Mortgage Capital Mortgage-Backed Trust
359,257	Series 2006-9, 6.000%, 11/25/2036	342,800
461,937	Series 2007-1, 6.000%, 02/25/2037	398,927
454,972	Deutsche Alt-A Securities, Inc.
	Series 2006-AR1, 3.063%, 02/25/2036 (a)	370,017
417,104	First Horizon Alternative Mortgage Securities
	Series 2007-FA4, 6.250%, 08/25/2037	330,806
449,501	First Horizon Mortgage Pass-Through Trust
	Series 2007-4, 6.000%, 08/25/2037	378,312
	GSR Mortgage Loan Trust
750,082	Series 2006-9F, 6.500%, 10/25/2036	634,321
353,546	Series 2007-4F, 6.000%, 07/25/2037	321,669
597,483	IndyMac IMJA Mortgage Loan Trust
	Series 2007-A3, 6.250%, 11/25/2037	480,304
445,943	IndyMac INDX Mortgage Loan Trust
	Series 2005-AR1, 2.978%, 03/25/2035 (a)	445,776
7,766,121	JPMorgan Chase Commercial Mortgage Securities Trust
	Series 2012-C8, 2.005%, 10/17/2045 (a)(c)	521,528
576,249	Lehman Mortgage Trust
	Series 2006-2, 5.750%, 04/25/2036	582,129
531,471	MASTR Adjustable Rate Mortgages Trust
	Series 2006-2, 3.156%, 01/25/2036 (a)	527,066
	Morgan Stanley Mortgage Loan Trust
954,437	Series 2005-10, 6.000%, 12/25/2035	761,576
750,153	Series 2007-12, 6.250%, 08/25/2037	663,326
	Residential Asset Securitization Trust
850,636	Series 2007-A2, 6.000%, 04/25/2037	713,242
634,201	Series 2007-A6, 6.000%, 06/25/2037	579,903
992,579	Series 2007-A7, 6.000%, 07/25/2037	690,785
927,526	Sequoia Mortgage Trust
	Series 2013-3, 2.500%, 03/25/2043 (a)	872,679
980,572	TBW Mortgage-Backed Trust
	Series 2006-6, 5.630%, 01/25/2037 (a)	600,814
242,829	Washington Mutual Mortgage Pass-Through Certificates
	Series 2006-5, 6.000%, 07/25/2036	210,996
291,342	Wells Fargo Alternative Loan Trust
	Series 2007-PA1, 6.000%, 03/25/2037	259,557

	Total Collateralized Mortgage Obligations (Cost $15,609,077)	14,115,829

Number of Shares
	COMMON STOCKS - 0.00%
	Transportation - 0.00%
22	CEVA Holdings LLC (d)(e)(f)	2,243

	Total Common Stocks (Cost $29,791)	2,243

Principal Amount
	CONVERTIBLE OBLIGATIONS - 1.10%
	Metals & Mining - 1.10%
780,000	B2Gold Corp.
	3.250%, 10/01/2018	793,338

	Total Convertible Obligations (Cost $780,000)	793,338

	CORPORATE OBLIGATIONS - 0.59%
	Oil, Gas & Consumable Fuels - 0.00%
	OGX Austria GmbH
200,000	8.500%, 06/01/2018 (Acquired 04/17/2013, Cost $117,896) (g)(h)	4
800,000	8.375%, 04/01/2022 (Acquired 03/27/2012 through 06/29/2012, Cost $770,692) (g)(h)	16

		20

	Textiles, Apparel & Luxury Goods - 0.59%
	Edcon Limited
1,120,000	9.500%, 03/01/2018 (Acquired 04/05/2011 and 04/12/2011, Cost $1,121,484) (b)(h)	184,800
300,000	9.500%, 03/01/2018 (Acquired 08/18/2011 through 08/24/2011, Cost $401,656) (b)(h)	52,106
99,237	8.000%, 06/30/2019 (Acquired 11/08/2013 through 06/30/2016, Cost $219,077) (a)(b)	63,200
49,618	8.000%, 06/30/2019 (Acquired 11/08/2013 through 06/30/2016, Cost $32,292) (a)(b)	31,599
155,731	12.750%, 06/30/2019 (Acquired 11/08/2013 through 06/30/2016, Cost $202,489) (a)(b)	96,413

		428,118

	Total Corporate Obligations (Cost $2,865,586)	428,138

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 51.75%
	Argentine Bonos del Tesoro
1,743,900	16.000%, 10/17/2023	109,681
30,130,100	15.500%, 10/17/2026	1,902,594
	Brazil Letras do Tesouro Nacional
18,000,000	11.052%, 01/01/2019 (i)	4,491,748
334,000	8.770%, 07/01/2020 (i)	70,673
	Brazil Notas do Tesouro Nacional
2,065,000	11.270%, 01/01/2021 (i)	612,596
120,000	10.000%, 01/01/2023	34,781
70,000	10.000%, 01/01/2025	19,997
	Colombia Government International Bond
160,000,000	7.750%, 04/14/2021	55,694
	Colombia TES
583,000,000	10.000%, 07/24/2024	229,734
296,500,000	7.500%, 08/26/2026	101,968
342,500,000	6.000%, 04/28/2028	103,599
4,455,000,000	7.750%, 09/18/2030	1,546,002
	Ghana Government Bond
1,630,000	23.000%, 02/13/2017	378,465
30,000	25.480%, 04/24/2017	7,064
50,000	26.000%, 06/05/2017	11,896
520,000	25.400%, 07/31/2017	124,684
1,610,000	23.230%, 02/19/2018	384,773
150,000	22.490%, 04/23/2018	35,181
1,810,000	23.470%, 05/21/2018	429,697
990,000	19.040%, 09/24/2018	224,918
99,000	24.500%, 10/22/2018	23,889
50,000	24.500%, 06/21/2021	13,587
250,000	24.750%, 07/19/2021	68,775
	Ghana Treasury Note
170,000	22.500%, 12/10/2018	39,810
	Indonesia Treasury Bond

313,000,000	7.875%, 04/15/2019	23,476
209,000,000	12.800%, 06/15/2021	18,557
313,000,000	8.250%, 07/15/2021	23,860
209,000,000	7.000%, 05/15/2022	15,081
37,000,000	12.900%, 06/15/2022	3,354
104,000,000	10.250%, 07/15/2022	8,638
78,000,000	5.625%, 05/15/2023	5,166
15,288,000,000	8.375%, 03/15/2024	1,163,692
41,591,000,000	8.375%, 09/15/2026	3,181,260
937,000,000	7.000%, 05/15/2027	66,055
606,000,000	9.000%, 03/15/2029	47,567
140,000,000	10.500%, 08/15/2030	12,264
1,689,000,000	8.750%, 05/15/2031	130,789
7,580,000,000	8.375%, 03/15/2034	567,129
3,569,600,000	Korea Monetary Stabilization Bond
	1.560%, 10/02/2017	2,956,027
	Korea Treasury Bond
1,300,400,000	2.000%, 12/10/2017	1,080,813
437,200,000	1.500%, 06/10/2019	360,913
98,700,000	1.375%, 09/10/2021	80,241
	Malaysia Government Bond
1,040,000	3.814%, 02/15/2017	232,069
4,710,000	3.394%, 03/15/2017	1,049,931
570,000	4.012%, 09/15/2017	127,572
550,000	3.314%, 10/31/2017	122,786
60,000	4.240%, 02/07/2018	13,495
	Mexican Bonos
280,100	5.000%, 06/15/2017	1,344,024
442,200	4.750%, 06/14/2018	2,072,112
27,100	8.500%, 12/13/2018	134,571
347,400	5.000%, 12/11/2019	1,591,151
	Mexican Udibonos
24,539	3.500%, 12/14/2017 (j)	120,647
14,745	4.000%, 06/13/2019 (j)	74,024
12,186	2.500%, 12/10/2020 (j)	58,938
	Philippine Government Bond
70,000	2.875%, 05/22/2017	1,410
1,990,000	2.125%, 05/23/2018	39,602
64,400,000	3.875%, 11/22/2019	1,294,529
15,690,000	3.375%, 08/20/2020	308,478
8,010,000	Philippine Treasury Bill
	1.046%, 02/08/2017 (i)	160,934
1,050,000	Portugal Government International Bond
	5.125%, 10/15/2024 (Acquired 07/02/2014, Cost $1,041,821) (b)	1,021,259
5,738,000	Republic of Argentina
	18.200%, 10/03/2021	386,921
	Republic of South Africa Government Bond
2,206,000	10.500%, 12/21/2026	177,264
1,430,000	8.000%, 01/31/2030	93,797
290,000	7.000%, 02/28/2031	17,310
1,000,000	8.250%, 03/31/2032	65,650
890,000	8.875%, 02/28/2035	60,854
	Serbia Treasury Bonds
43,620,000	10.000%, 03/02/2018	396,412
38,510,000	10.000%, 08/21/2019	368,601
5,860,000	10.000%, 09/11/2021	59,164
62,780,000	10.000%, 02/05/2022	641,174
	Sri Lanka Government Bonds
430,000	8.000%, 06/15/2017	2,843
16,500,000	5.800%, 07/15/2017	107,683
11,550,000	8.500%, 04/01/2018	74,913
140,000	8.500%, 06/01/2018	903
2,750,000	7.500%, 08/15/2018	17,329
8,660,000	8.000%, 11/15/2018	54,610
8,660,000	10.600%, 07/01/2019	56,481
3,160,000	10.600%, 09/15/2019	20,517
430,000	8.000%, 11/01/2019	2,605
340,000	9.000%, 05/01/2021	2,043
1,900,000	11.200%, 07/01/2022	12,158
	Ukraine Government International Bond
565,000	7.750%, 09/01/2024 (Acquired 04/05/2011 through 02/06/2014, Cost $616,248) (b)	538,163
565,000	7.750%, 09/01/2025 (Acquired 04/05/2011 through 02/06/2014, Cost $615,694) (b)	532,343
459,000	7.750%, 09/01/2026 (Acquired 04/05/2011 through 07/29/2013, Cost $496,849) (b)	430,634
459,000	7.750%, 09/01/2027 (Acquired 04/05/2011 through 07/29/2013, Cost $492,259) (b)	428,802
1,120,000	2.923%, 05/31/2040 (Acquired 04/05/2011 through 02/06/2014, Cost $641,136) (a)(b)(i)	342,429
	Uruguay Government International Bond
7,421,751	4.250%, 04/05/2027 (j)	233,282
16,939,426	4.375%, 12/15/2028 (j)	531,225
2,766,391	4.000%, 07/10/2030 (j)	83,949
1,249,400	3.700%, 06/26/2037 (j)	34,595
	Uruguay Notas del Tesoro
15,470,000	13.250%, 04/08/2018	523,604
13,890,000	13.900%, 07/29/2020	472,539
1,536,460	2.500%, 09/27/2022 (j)	44,906

	Total Foreign Government Debt Obligations (Cost $39,145,324)	37,349,923

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 11.93%
	Federal Home Loan Mortgage Corp.
697,000	Pool #4050, 3.500%, 05/15/2032	690,320
1,006,469	Pool #4062, 3.500%, 06/15/2042	997,373
781,688	Pool #4171, 3.000%, 02/15/2043	762,328
1,202,645	Pool #4413, 3.500%, 11/15/2044	1,200,144
	Federal National Mortgage Association
791,834	Pool #1201, 3.500%, 10/01/2032	823,919
432,319	Pool #2005-56, 6.000%, 08/25/2033 (a)	468,592
164,233	Pool #2011-113, 4.000%, 03/25/2040	167,324
742,755	Pool #2012-63, 2.000%, 08/25/2040	742,352
1,434,342	Pool #2014-95, 3.000%, 04/25/2041	1,457,177
	Government National Mortgage Association
894,231	Pool #2010-62, 5.011%, 05/20/2040 (a)(c)	149,792
913,874	Pool #2011-72, 4.641%, 05/20/2041 (a)(c)	140,564
700,000	Pool #2012-40, 4.000%, 01/20/2042	742,696
1,828,189	Pool #2013-113, 5.511%, 03/20/2043 (a)(c)	271,843

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $8,442,127)	8,614,424

Number of Shares
	PREFERRED STOCKS - 0.02%
	Transportation - 0.02%
49	CEVA Holdings LLC (d)(e)(f)	10,924

	Total Preferred Stocks (Cost $64,483)	10,924

	WARRANTS - 0.00%
	Textiles, Apparel & Luxury Goods - 0.00%
	Edcon Holdings, Ltd.
361	F - Expiration: December, 2049 (d)(e)(f)	0
6,464,770	F1 - Expiration: December, 2049 (d)(e)(f)	0
523,517	F2 - Expiration: December, 2049 (d)(e)(f)	0

	Total Warrants (Cost $0)	0

Principal Amount
	SHORT TERM INVESTMENTS - 9.71%
	Foreign Government Debt Obligations - 3.16%
220,000	Malaysia Treasury Bill
	2.476%, 01/20/2017 (i)	48,974
	Mexico Cetes
111,410	4.719%, 02/16/2017 (i)	53,413
198,990	6.317%, 03/16/2017 (i)	94,793
395,300	6.324%, 03/30/2017 (i)	187,894
408,490	5.710%, 04/12/2017 (i)	193,868
557,150	6.254%, 05/01/2017 (i)	262,187
509,620	6.073%, 05/11/2017 (i)	240,408
329,370	6.409%, 07/06/2017 (i)	153,882
563,800	6.385%, 07/20/2017 (i)	262,758
458,940	6.049%, 09/14/2017 (i)	211,833
643,730	5.972%, 11/09/2017 (i)	294,412
	Philippine Treasury Bill
180,000	0.594%, 02/22/2017 (i)	3,614
4,670,000	1.050%, 03/29/2017 (i)	93,708
8,910,000	1.235%, 09/27/2017 (i)	177,603

		2,279,347

Number of Shares
	Money Market Funds - 6.55%
4,730,076	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.45% (k)	4,730,076

	Total Short Term Investments (Cost $7,206,301)	7,009,423

	Total Investments (Cost $74,142,689) - 94.66%	68,324,242
	Other Assets in Excess of Liabilities - 5.34%	3,856,117

	TOTAL NET ASSETS - 100.00%	$72,180,359

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2016.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $3,725,695, which represents 5.16% of total net assets.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2016. The securities are liquid and the value of these securities total $1,083,727 which represents 1.50% of total net assets.
(d)	Non-income producing.
(e)	As of December 31, 2016, the Fund has fair valued these securities. The value of these securities total $13,167, which represents 0.02% of total net assets.
(f)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $13,167, which represents 0.02% of total net assets.
(g)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $20, which represents 0.00% of total net assets.
(h)	Non-income producing. Item identified as in default as to payment of interest.
(i)	Zero coupon investment. The effective yield is listed.
(j)	Represents an inflation protected security.
(k)	Seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:
Cost of investments	$74,142,689

Gross unrealized appreciation	1,897,825
Gross unrealized depreciation	(7,716,272)

Net unrealized depreciation	($5,818,447)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Schedule of Open Forward Currency Contracts (Unaudited)

December 31, 2016

Forward expiration date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
3/28/2017	Citibank	Brazilian Real	3,300,000	Euro	852,713	87,981
1/20/2017	Deutsche Bank	Chilean Peso	162,131,000	U.S. Dollars	239,757	1,917
1/24/2017	Deutsche Bank	Chilean Peso	166,162,750	U.S. Dollars	246,862	745
2/17/2017	Deutsche Bank	Chilean Peso	328,293,750	U.S. Dollars	486,361	2,035
1/23/2017	Deutsche Bank	Euro	410,000	U.S. Dollars	442,185	(10,012)
2/14/2017	Deutsche Bank	Euro	615,000	U.S. Dollars	640,646	8,248
3/13/2017	Barclays	Ghaniain Cedi	484,117	U.S. Dollars	105,530	1,708
1/25/2017	JP Morgan Chase	Indian Rupee	96,000,000	Euro	1,294,237	46,184
1/17/2017	Deutsche Bank	Malaysian Ringgit	2,108,500	Euro	452,002	(6,606)
2/3/2017	JP Morgan Chase	Malaysian Ringgit	612,600	Euro	132,741	(3,597)
3/29/2017	JP Morgan Chase	Malaysian Ringgit	13,200,000	Euro	2,807,615	(35,382)
4/18/2017	HSBC	Malaysian Ringgit	1,652,011	Euro	352,234	(5,911)
4/7/2017	JP Morgan Chase	Malaysian Ringgit	9,974,729	Japanese Yen	244,982,635	109,668
1/17/2017	Citibank	Mexican Peso	16,860,600	Euro	818,524	(51,479)
4/18/2017	Citibank	Mexican Peso	46,884,480	Euro	2,250,892	(154,934)
3/10/2017	HSBC	Mexican Peso	11,784,520	U.S. Dollars	639,525	(76,359)
4/25/2017	HSBC	South Korea Won	1,099,000,000	U.S. Dollars	939,662	(29,336)
4/26/2017	HSBC	South Korea Won	306,000,000	U.S. Dollars	278,220	(24,750)
2/16/2017	JP Morgan Chase	U.S. Dollars	885,079	Australian Dollar	1,178,000	36,012
2/21/2017	Citibank	U.S. Dollars	279,017	Australian Dollar	370,000	12,363
3/13/2017	Citibank	U.S. Dollars	249,119	Australian Dollar	326,000	14,281
3/13/2017	JP Morgan Chase	U.S. Dollars	364,394	Australian Dollar	488,000	12,857
3/14/2017	Citibank	U.S. Dollars	245,055	Australian Dollar	328,000	8,782
3/14/2017	JP Morgan Chase	U.S. Dollars	365,906	Australian Dollar	494,000	10,055
3/20/2017	JP Morgan Chase	U.S. Dollars	2,498,945	Australian Dollar	3,399,000	50,821
1/13/2017	Deutsche Bank	U.S. Dollars	34,167	Euro	31,000	1,506
1/17/2017	Barclays	U.S. Dollars	162,077	Euro	150,000	4,011
1/19/2017	Barclays	U.S. Dollars	340,394	Euro	319,000	4,209
1/19/2017	Citibank	U.S. Dollars	74,031	Euro	66,791	3,642
1/23/2017	Deutsche Bank	U.S. Dollars	995,829	Euro	903,030	43,962
1/27/2017	Goldman Sachs	U.S. Dollars	200,822	Euro	183,000	7,888
1/30/2017	Deutsche Bank	U.S. Dollars	732,347	Euro	667,597	28,409
1/31/2017	Barclays	U.S. Dollars	758,771	Euro	691,917	29,158
1/31/2017	HSBC	U.S. Dollars	36,408	Euro	34,118	432
2/1/2017	JP Morgan Chase	U.S. Dollars	288,624	Euro	263,000	11,284
2/3/2017	Deutsche Bank	U.S. Dollars	229,491	Euro	208,000	10,130
2/6/2017	Deutsche Bank	U.S. Dollars	289,658	Euro	261,000	14,368
2/8/2017	Barclays	U.S. Dollars	231,158	Euro	204,000	15,970
2/8/2017	Goldman Sachs	U.S. Dollars	633,702	Euro	559,081	43,960
2/14/2017	Deutsche Bank	U.S. Dollars	1,787,704	Euro	1,629,000	68,927
2/17/2017	Deutsche Bank	U.S. Dollars	107,810	Euro	100,000	2,285
2/17/2017	Morgan Stanley	U.S. Dollars	219,229	Euro	203,500	4,487
2/22/2017	Barclays	U.S. Dollars	959,558	Euro	868,000	43,408

2/22/2017	Deutsche Bank	U.S. Dollars	190,503	Euro	179,000	1,573
2/22/2017	JP Morgan Chase	U.S. Dollars	377,152	Euro	354,000	3,514
3/1/2017	Deutsche Bank	U.S. Dollars	73,577	Euro	65,866	4,035
3/14/2017	Morgan Stanley	U.S. Dollars	94,450	Euro	88,500	940
3/15/2017	Citibank	U.S. Dollars	233,043	Euro	218,594	2,062
1/10/2017	Goldman Sachs	U.S. Dollars	168,425	Japanese Yen	19,732,000	(543)
1/11/2017	Barclays	U.S. Dollars	446,185	Japanese Yen	44,560,000	64,592
1/13/2017	Barclays	U.S. Dollars	674,527	Japanese Yen	68,630,000	86,749
1/25/2017	JP Morgan Chase	U.S. Dollars	531,264	Japanese Yen	56,000,000	51,358
1/27/2017	JP Morgan Chase	U.S. Dollars	166,469	Japanese Yen	19,500,000	(658)
2/16/2017	Citibank	U.S. Dollars	318,623	Japanese Yen	35,400,000	14,988
2/16/2017	Goldman Sachs	U.S. Dollars	106,462	Japanese Yen	11,840,000	4,907
2/16/2017	HSBC	U.S. Dollars	158,168	Japanese Yen	17,820,000	5,321
2/16/2017	JP Morgan Chase	U.S. Dollars	391,153	Japanese Yen	41,463,000	35,514
2/27/2017	Barclays	U.S. Dollars	53,450	Japanese Yen	5,910,000	2,738
2/28/2017	Barclays	U.S. Dollars	116,473	Japanese Yen	11,810,000	15,130
3/1/2017	Deutsche Bank	U.S. Dollars	35,372	Japanese Yen	3,936,000	1,595
3/9/2017	Barclays	U.S. Dollars	319,642	Japanese Yen	32,151,400	43,605
3/13/2017	Deutsche Bank	U.S. Dollars	136,838	Japanese Yen	15,700,000	2,014
3/21/2017	Barclays	U.S. Dollars	367,971	Japanese Yen	37,430,000	46,392
3/23/2017	Citibank	U.S. Dollars	353,186	Japanese Yen	35,670,000	46,693
3/23/2017	Deutsche Bank	U.S. Dollars	175,644	Japanese Yen	17,733,000	23,274
3/24/2017	Barclays	U.S. Dollars	179,324	Japanese Yen	18,110,000	23,706
4/17/2017	Deutsche Bank	U.S. Dollars	5,059,971	Japanese Yen	520,185,270	584,310
4/18/2017	Merrill Lynch	U.S. Dollars	279,236	Japanese Yen	30,030,000	20,845
4/21/2017	JP Morgan Chase	U.S. Dollars	358,025	Japanese Yen	38,610,000	25,757
4/24/2017	Barclays	U.S. Dollars	190,082	Japanese Yen	19,600,000	21,382
6/2/2017	Deutsche Bank	U.S. Dollars	739,302	Japanese Yen	80,680,000	43,462
6/5/2017	JP Morgan Chase	U.S. Dollars	318,804	Japanese Yen	34,284,478	23,065
6/8/2017	Citibank	U.S. Dollars	243,454	Japanese Yen	25,700,000	21,730
6/9/2017	HSBC	U.S. Dollars	340,708	Japanese Yen	38,500,000	8,536
6/13/2017	HSBC	U.S. Dollars	416,498	Japanese Yen	47,460,000	6,935
6/16/2017	HSBC	U.S. Dollars	778,947	Japanese Yen	88,800,000	12,514
6/16/2017	JP Morgan Chase	U.S. Dollars	177,367	Japanese Yen	18,500,000	17,693
6/19/2017	Deutsche Bank	U.S. Dollars	848,933	Japanese Yen	88,660,000	83,587
6/20/2017	Citibank	U.S. Dollars	568,895	Japanese Yen	58,390,000	64,825
6/22/2017	Deutsche Bank	U.S. Dollars	863,000	Japanese Yen	88,820,000	96,153
7/14/2017	JP Morgan Chase	U.S. Dollars	435,985	Japanese Yen	44,610,000	50,348
7/25/2017	Citibank	U.S. Dollars	347,754	Japanese Yen	36,309,000	33,671
10/11/2017	Deutsche Bank	U.S. Dollars	1,095,277	Japanese Yen	111,608,750	125,343
12/12/2017	Citibank	U.S. Dollars	517,769	Japanese Yen	57,980,000	12,026
12/13/2017	JP Morgan Chase	U.S. Dollars	389,732	Japanese Yen	43,970,000	6,172
3/10/2017	HSBC	U.S. Dollars	632,556	Mexican Peso	11,784,520	69,391
2/21/2017	Citibank	U.S. Dollars	1,281,303	South Korea Won	1,495,280,000	43,204
3/7/2017	Goldman Sachs	U.S. Dollars	886,704	South Korea Won	1,037,000,000	28,038
3/27/2017	HSBC	U.S. Dollars	735,051	South Korea Won	823,000,000	53,565
4/25/2017	HSBC	U.S. Dollars	964,162	South Korea Won	1,099,000,000	53,836
4/26/2017	HSBC	U.S. Dollars	267,027	South Korea Won	306,000,000	13,558
5/25/2017	HSBC	U.S. Dollars	703,291	South Korea Won	827,000,000	18,013
6/2/2017	HSBC	U.S. Dollars	853,231	South Korea Won	997,000,000	27,004

						$2,387,789

Interest Rate Swaps (Unaudited)

December 31, 2016

Pay/Receive Floating Rate	Floating Rate Index	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR*	0.926%	10/17/2017	Citibank	$790,000	$1,200	$0	$1,200
Receive	3-MO-USD-LIBOR	3.018%	8/22/2023	JP Morgan Chase	5,790,000	(326,103)	0	(326,103)
Receive	3-MO-USD-LIBOR**	1.914%	1/22/2025	Citibank	490,000	11,334	0	11,334
Receive	3-MO-USD-LIBOR**	1.973%	1/27/2025	Citibank	360,000	6,764	0	6,764
Receive	3-MO-USD-LIBOR**	1.942%	1/30/2025	Citibank	80,000	1,696	0	1,696
Receive	3-MO-USD-LIBOR**	1.817%	2/3/2025	Citibank	120,000	3,691	0	3,691
Receive	3-MO-USD-LIBOR*	1.978%	3/27/2025	Citibank	1,200,000	23,482	0	23,482
Receive	3-MO-USD-LIBOR	3.848%	8/22/2043	JP Morgan Chase	4,170,000	(1,070,742)	0	(1,070,742)

						($1,348,678)	$0	($1,348,678)

*	Centrally cleared swap, clearing agent: Deutsche Bank
**	Centrally cleared swap, clearing agent: JP Morgan Chase

GuidePath® Growth Allocation Fund

Schedule of Investments (Unaudited)

December 31, 2016

Number of Shares		Value
	INVESTMENT COMPANIES - 99.26%
	Affiliated Mutual Funds - 32.25%
605,713	GuideMark® Emerging Markets Fund - Institutional Shares	$7,207,983
2,397,841	GuideMark® Large Cap Core Fund - Institutional Shares	36,639,013
2,836,454	GuideMark® Small/Mid Cap Core Fund - Institutional Shares	50,914,355
7,646,214	GuideMark® World ex-US Fund - Institutional Shares	59,334,617

		154,095,968

	Exchange Traded Funds - 67.01%
50,121	iShares 1-3 Year Treasury Bond ETF (a)	4,232,718
39,076	iShares 7-10 Year Treasury Bond ETF (a)	4,095,946
92,646	iShares 20+ Year Treasury Bond ETF (a)	11,036,918
499,665	iShares Core MSCI Emerging Markets ETF	21,210,779
46,361	iShares Core U.S. Credit Bond ETF	5,063,548
40,947	iShares JPMorgan USD Emerging Markets Bond ETF (a)	4,513,178
416,857	iShares MSCI Canada ETF (a)	10,900,811
499,404	iShares MSCI Switzerland Capped ETF (a)	14,712,442
132,160	SPDR Bloomberg Barclays High Yield Bond ETF	4,817,232
69,337	SPDR S&P 600 Small Cap Growth ETF (a)	14,427,643
245,622	SPDR S&P China ETF (a)	17,697,065
1,599,234	Vanguard FTSE Developed Markets ETF	58,436,010
99,229	Vanguard Global ex-U.S. Real Estate ETF (a)	4,918,782
174,784	Vanguard REIT ETF	14,424,924
560,529	Vanguard S&P 500 ETF	115,082,209
4,862	Vanguard Total Bond Market ETF	392,801
152,512	Vanguard Value ETF	14,185,141

		320,148,147

	Total Investment Companies (Cost $408,807,064)	474,244,115

	SHORT TERM INVESTMENTS - 0.10%
	Money Market Funds - 0.10%
483,198	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.45% (b)	483,198

	Total Short Term Investments (Cost $483,198)	483,198

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 4.88%
	Money Market Funds - 4.88%
23,343,314	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.98% (b)	23,343,314

	Total Investments Purchased as Securities Lending Collateral (Cost $23,343,314)	23,343,314

	Total Investments (Cost $432,633,576) - 104.24%	498,070,627
	Liabilities in Excess of Other Assets - (4.24)%	(20,279,440)

	TOTAL NET ASSETS - 100.00%	$477,791,187

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$432,633,576

Gross unrealized appreciation	66,305,741
Gross unrealized depreciation	(868,690)

Net unrealized appreciation	$65,437,051

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GuidePath® Conservative Allocation Fund

Schedule of Investments (Unaudited)

December 31, 2016

Number of Shares		Value
	INVESTMENT COMPANIES - 99.13%
	Affiliated Mutual Funds - 12.96%
25,627	GuideMark® Emerging Markets Fund - Institutional Shares	$304,962
162,953	GuideMark® Large Cap Core Fund - Institutional Shares	2,489,928
330,820	GuideMark® Small/Mid Cap Core Fund - Institutional Shares	5,938,228
547,211	GuideMark® World ex-US Fund - Institutional Shares	4,246,360

		12,979,478

	Exchange Traded Funds - 86.17%
61,741	iShares 1-3 Year Treasury Bond ETF (a)	5,214,027
121,635	iShares 7-10 Year Treasury Bond ETF (a)	12,749,781
36,768	iShares 10+ Year Credit Bond ETF	2,158,282
70,975	iShares 20+ Year Treasury Bond ETF (a)	8,455,252
21,500	iShares Core MSCI Emerging Markets ETF	912,675
23,876	iShares Core U.S. Credit Bond ETF	2,607,737
12,990	iShares JPMorgan USD Emerging Markets Bond ETF (a)	1,431,758
39,455	iShares MSCI Canada ETF (a)	1,031,748
106,213	iShares MSCI Switzerland Capped ETF	3,129,035
108,686	iShares MSCI USA Minimum Volatility ETF (a)	4,914,781
41,792	PowerShares DB Gold Fund (b)	1,547,558
171,990	SPDR Bloomberg Barclays High Yield Bond ETF	6,269,035
57,544	SPDR Bloomberg Barclays International Treasury Bond ETF (a)(b)	1,494,993
67,393	SPDR Bloomberg Barclays TIPS ETF	3,786,893
176	SPDR S&P 600 Small Cap Value ETF (a)	20,946
29,091	SPDR S&P China ETF	2,096,007
190,490	Vanguard FTSE Developed Markets ETF	6,960,505
181,987	Vanguard Mortgage-Backed Securities ETF	9,516,100
22,742	Vanguard REIT ETF	1,876,897
38,545	Vanguard S&P 500 ETF	7,913,674
7,343	Vanguard Total Bond Market ETF	593,241
17,245	Vanguard Value ETF	1,603,957

		86,284,882

	Total Investment Companies (Cost $94,480,381)	99,264,360

	SHORT TERM INVESTMENTS - 1.62%
	Money Market Funds - 1.62%
1,626,565	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.45% (c)	1,626,565

	Total Short Term Investments (Cost $1,626,565)	1,626,565

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 31.68%
	Money Market Funds - 31.68%
31,718,867	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.98% (c)	31,718,867

	Total Investments Purchased as Securities Lending Collateral (Cost $31,718,867)	31,718,867

	Total Investments (Cost $127,825,813) - 132.43%	132,609,792
	Liabilities in Excess of Other Assets - (32.43)%	(32,472,579)

	TOTAL NET ASSETS - 100.00%	$100,137,213

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$127,825,813

Gross unrealized appreciation	6,360,639
Gross unrealized depreciation	(1,576,660)

Net unrealized appreciation	$4,783,979

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GuidePath® Tactical Allocation Fund

Schedule of Investments (Unaudited)

December 31, 2016

Number of Shares		Value
	INVESTMENT COMPANIES - 99.17%
	Exchange Traded Funds - 98.43%
161,070	Global X MLP & Energy Infrastructure ETF (a)	$2,391,889
306,308	iShares Core MSCI EAFE ETF (a)	16,427,298
378,926	iShares Core MSCI Emerging Markets ETF (a)	16,085,409
98,469	iShares Core U.S. Credit Bond ETF	10,754,784
298,259	iShares Floating Rate Bond ETF (a)	15,130,679
30,253	iShares Global Infrastructure ETF (a)	1,181,077
121,051	iShares MSCI ACWI ETF (a)	7,162,588
15,180	iShares TIPS Bond ETF	1,717,921
133,263	PowerShares QQQ Trust Series 1 (a)	15,789,000
116,578	PowerShares Senior Loan Portfolio	2,723,262
157,959	SPDR Bloomberg Barclays International Treasury Bond ETF (b)	4,103,775
720,323	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF (a)	22,056,290
163,667	Technology Select Sector SPDR Fund (a)	7,914,936
150,280	Vanguard Extended Market ETF (a)	14,411,852
99,881	Vanguard FTSE Europe ETF	4,788,295
46,364	Vanguard Global ex-U.S. Real Estate ETF (a)	2,298,263
70,958	Vanguard Growth ETF (a)	7,910,398
89,297	Vanguard Mid-Cap Growth ETF	9,436,014
90,766	Vanguard Mid-Cap Value ETF (a)	8,821,548
449,002	Vanguard S&P 500 ETF (c)	92,184,601
48,818	Vanguard Small-Cap Growth ETF (a)	6,499,628
56,069	Vanguard Small-Cap Value ETF (a)	6,784,349
73,161	Vanguard Total Stock Market ETF	8,436,927
134,879	Vanguard Value ETF	12,545,096

		297,555,879

	Mutual Funds - 0.74%
311,187	PIMCO Commodity RealReturn Strategy Fund - Institutional Shares	2,231,212

	Total Investment Companies (Cost $286,850,020)	299,787,091

	SHORT TERM INVESTMENTS - 0.33%
	Money Market Funds - 0.33%
989,077	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.45% (d)	989,077

	Total Short Term Investments (Cost $989,077)	989,077

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 12.46%
	Money Market Funds - 12.46%
37,674,494	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.98% (d)	37,674,494

	Total Investments Purchased as Securities Lending Collateral (Cost $37,674,494)	37,674,494

	Total Investments (Cost $325,513,591) - 111.96%	338,450,662
	Liabilities in Excess of Other Assets - (11.96)%	(36,151,260)

	TOTAL NET ASSETS - 100.00%	$302,299,402

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(d)	Seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$325,513,591

Gross unrealized appreciation	14,609,768
Gross unrealized depreciation	(1,672,697)

Net unrealized appreciation	$12,937,071

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GuidePath® Absolute Return Allocation Fund

Schedule of Investments (Unaudited)

December 31, 2016

Number of Shares		Value
	INVESTMENT COMPANIES - 98.81%
	Affiliated Mutual Funds - 8.11%
582,881	GuideMark® Core Fixed Income Fund - Institutional Shares	$5,379,992
506,921	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	4,668,739

		10,048,731

	Exchange Traded Funds - 28.88%
805,452	SPDR Bloomberg Barclays High Yield Bond ETF (a)	29,358,725
88,988	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,463,188
8,756	Vanguard Mid-Cap Value ETF	850,996
2,004	Vanguard Small-Cap Value ETF	242,484
15,008	Vanguard Total Bond Market ETF	1,212,496
17,568	Vanguard Value ETF	1,634,000

		35,761,889

	Mutual Funds - 61.82%
2,381,270	BlackRock High Yield Portfolio - Institutional Shares	18,192,904
137,426	Gateway Fund - Class Y	4,236,851
291,771	John Hancock Funds II - Alternative Asset Allocation Fund - Institutional Shares	4,061,459
186,477	JPMorgan Hedged Equity Fund - Select Shares	3,231,639
433,268	JPMorgan Systematic Alpha Fund - Institutional Shares (b)	6,737,323
1,035,821	JPMorgan Unconstrained Debt Fund - Select Shares	10,161,405
602,432	Navigator Tactical Fixed Income Fund - Institutional Shares (b)	6,174,926
416,529	Oppenheimer Fundamental Alternatives Fund - Institutional Shares	11,483,712
143,415	Pioneer Strategic Income Fund - Class Y	1,523,066
403,756	T. Rowe Price Institutional Floating Rate Fund	4,069,856
1,146,657	Vanguard High-Yield Corporate Fund - Admiral Shares	6,685,009

		76,558,150

	Total Investment Companies (Cost $115,661,054)	122,368,770

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
127	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.45% (c)	127

	Total Short Term Investments (Cost $127)	127

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 3.37%
	Money Market Funds - 3.37%
4,174,905	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.98% (c)	4,174,905

	Total Investments Purchased as Securities Lending Collateral (Cost $4,174,905)	4,174,905

	Total Investments (Cost $119,836,086) - 102.18%	126,543,802
	Liabilities in Excess of Other Assets - (2.18)%	(2,695,532)

	TOTAL NET ASSETS - 100.00%	$123,848,270

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 2.88% of total net assets as of December 31, 2016.
(c)	Seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$119,836,086

Gross unrealized appreciation	6,895,646
Gross unrealized depreciation	(187,930)

Net unrealized appreciation	$6,707,716

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GuidePath® Multi-Asset Income Allocation Fund

Schedule of Investments (Unaudited)

December 31, 2016

Number of Shares		Value
	INVESTMENT COMPANIES - 99.30%
	Affiliated Mutual Funds - 5.88%
278,749	GuideMark® Core Fixed Income Fund - Institutional Shares	$2,572,851
412,974	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	3,803,490

		6,376,341

	Exchange Traded Funds - 60.10%
14,006	iShares 7-10 Year Treasury Bond ETF (a)	1,468,109
23,689	iShares 10+ Year Credit Bond ETF (a)	1,390,544
21,844	iShares 20+ Year Treasury Bond ETF (a)	2,602,276
35,751	iShares Global Infrastructure ETF (a)	1,395,719
2,215	iShares iBoxx $ Investment Grade Corporate Bond ETF	259,554
286,431	iShares International Select Dividend ETF	8,466,900
15,068	iShares JPMorgan USD Emerging Markets Bond ETF (a)	1,660,795
67,999	iShares MSCI Australia ETF	1,375,620
200,375	iShares U.S. Preferred Stock ETF (a)	7,455,954
22,874	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	2,284,198
68,349	SPDR Bloomberg Barclays High Yield Bond ETF (a)	2,491,321
223,678	SPDR Bloomberg Barclays Short Term Corporate Bond ETF (a)	6,828,889
106,195	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)	2,939,478
4,074	Vanguard Intermediate-Term Corporate Bond ETF	349,142
17,658	Vanguard REIT ETF	1,457,315
3,279	Vanguard S&P 500 ETF	673,211
36,775	Vanguard Total Bond Market ETF	2,971,052
59,276	WisdomTree Emerging Markets Equity Income Fund	2,213,366
206,001	WisdomTree High Dividend Fund	13,863,867
36,835	WisdomTree SmallCap Dividend Fund (a)	3,046,991

		65,194,301

	Mutual Funds - 33.32%
913,538	BlackRock Global Dividend Portfolio - Institutional Shares	10,944,182
310,218	Natixis Loomis Sayles Global Equity and Income Fund - Institutional Shares	5,776,268
1,050,750	T. Rowe Price Institutional Floating Rate Fund	10,591,564
1,516,335	Vanguard High-Yield Corporate Fund - Admiral Shares	8,840,231

		36,152,245

	Total Investment Companies (Cost $100,511,179)	107,722,887

	SHORT TERM INVESTMENTS - 1.01%
	Money Market Funds - 1.01%
1,090,416	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.45% (b)	1,090,416

	Total Short Term Investments (Cost $1,090,416)	1,090,416

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 18.16%
	Money Market Funds - 18.16%
19,699,187	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.98% (b)	19,699,187

	Total Investments Purchased as Securities Lending Collateral (Cost $19,699,187)	19,699,187

	Total Investments (Cost $121,300,782) - 118.47%	128,512,490
	Liabilities in Excess of Other Assets - (18.47)%	(20,038,370)

	TOTAL NET ASSETS - 100.00%	$108,474,120

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:
Cost of investments	$121,300,782

Gross unrealized appreciation	7,800,395
Gross unrealized depreciation	(588,687)

Net unrealized appreciation	$7,211,708

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GuidePath® Flexible Income Allocation Fund

Schedule of Investments (Unaudited)

December 31, 2016

Number of Shares		Value
	INVESTMENT COMPANIES - 98.92%
	Affiliated Mutual Funds - 0.64%
69,762	GuideMark® Core Fixed Income Fund - Institutional Shares	$643,902

	Exchange Traded Funds - 62.02%
104,691	iShares 1-3 Year Treasury Bond ETF (a)	8,841,155
23,671	iShares 7-10 Year Treasury Bond ETF (a)	2,481,194
18,508	iShares Core MSCI Emerging Markets ETF	785,665
47,774	iShares JPMorgan USD Emerging Markets Bond ETF (a)	5,265,650
11,972	PowerShares DB Agriculture Fund (b)	239,081
6,509	PowerShares DB Base Metals Fund (b)	97,114
3,060	PowerShares DB Energy Fund (b)	42,259
9,794	PowerShares DB Precious Metals Fund (b)	341,321
46,895	ProShares Investment Grade-Interest Rate Hedged ETF (a)	3,576,447
51,539	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	2,355,332
17,910	Vanguard FTSE Developed Markets ETF	654,431
134,157	Vanguard Intermediate-Term Corporate Bond ETF (a)	11,497,255
53,080	Vanguard Long-Term Corporate Bond ETF	4,742,698
282,650	Vanguard Mortgage-Backed Securities ETF	14,779,769
21,531	Vanguard S&P 500 ETF	4,420,530
27,903	Vanguard Total Bond Market ETF	2,254,283

		62,374,184

	Mutual Funds - 36.26%
532,938	BlackRock Low Duration Bond Portfolio - Institutional Shares	5,116,203
174,771	DoubleLine Core Fixed Income Fund - Institutional Shares	1,885,782
509,514	DoubleLine Low Duration Bond Fund - Institutional Shares	5,100,235
149,211	DoubleLine Multi-Asset Growth Fund - Institutional Shares	1,395,123
1,330,127	DoubleLine Total Return Bond Fund - Institutional Shares	14,125,954
633,099	T. Rowe Price Institutional Floating Rate Fund	6,381,636
421,122	Vanguard High-Yield Corporate Fund - Admiral Shares	2,455,141

		36,460,074

	Total Investment Companies (Cost $98,301,957)	99,478,160

	SHORT TERM INVESTMENTS - 1.16%
	Money Market Funds - 1.16%
1,165,931	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.45% (c)	1,165,931

	Total Short Term Investments (Cost $1,165,931)	1,165,931

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 25.20%
	Money Market Funds - 25.20%
25,345,165	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.98% (c)	25,345,165

	Total Investments Purchased as Securities Lending Collateral (Cost $25,345,165)	25,345,165

	Total Investments (Cost $124,813,053) - 125.28%	125,989,256
	Liabilities in Excess of Other Assets - (25.28)%	(25,421,904)

	TOTAL NET ASSETS - 100.00%	$100,567,352

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$124,813,053

Gross unrealized appreciation	1,667,719
Gross unrealized depreciation	(491,516)

Net unrealized appreciation	$1,176,203

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GuidePath® Managed Futures Strategy Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2016

Principal Amount		Value
	SHORT TERM INVESTMENTS - 100.87%
	Certificate of Deposit - 80.55%
$2,500,000	Abbey National Treasury Services Plc
	0.680%, 01/05/2017	$2,500,001
2,500,000	Banco Del Estado De Chile
	1.229%, 07/05/2017 (a)	2,500,815
2,000,000	Bank of Montreal
	1.302%, 05/12/2017 (a)	2,002,510
2,500,000	Bank of Nova Scotia
	1.087%, 06/14/2017 (a)	2,500,087
	Bank of Tokyo-Mitsubishi, Ltd.
1,000,000	0.640%, 01/05/2017	1,000,000
2,000,000	1.300%, 04/21/2017	2,001,899
3,400,000	CIBC
	0.520%,01/03/2017	3,400,000
3,000,000	Credit Agricole Corp. and Investment Bank
	0.650%, 01/12/2017	3,000,000
3,000,000	Credit Industriel et Commercial of New York
	1.020%, 03/15/2017	3,002,714
2,000,000	Dexia Credit Local SA
	1.034%, 01/09/2017 (a)	2,000,000
2,000,000	DZ Bank AG Deutsche Zentral-Genossenschaftsbank
	1.150%, 03/09/2017	2,000,073
3,400,000	KBC Bank NV
	0.610%, 01/04/2017	3,400,000
2,500,000	Landesbank Hessen-Thueringen
	0.710%, 01/17/2017	2,500,000
	Mizuho Bank, Ltd.
2,000,000	1.330%, 01/13/2017 (a)	2,000,000
1,200,000	1.436%, 04/18/2017 (a)	1,201,122
3,500,000	National Australia Bank
	1.100%, 02/08/2017	3,500,000
2,500,000	National Bank of Canada
	0.860%, 01/05/2017	2,500,000
3,800,000	National Bank of Kuwait
	0.550%, 01/03/2017	3,800,000
2,900,000	Oversea-Chinese Banking Corp., Ltd.
	0.890%, 01/11/2017	2,900,000
	Royal Bank of Canada
2,000,000	1.336%, 02/17/2017 (a)	2,000,000
500,000	1.049%, 05/08/2017 (a)	500,272
700,000	1.044%, 06/12/2017 (a)	700,115
2,700,000	Skandinaviska Enskilda Banken AB
	1.221%, 06/02/2017 (a)	2,700,802
3,000,000	Sumitomo Mitsui Banking Corp.
	1.439%, 01/20/2017 (a)	2,999,975
	Sumitomo Mitsui Trust Bank, Ltd.
2,500,000	0.690%, 01/06/2017	2,500,000
500,000	1.471%, 04/03/2017 (a)	500,552
2,600,000	Svenska Handelsbanken AB
	1.027%, 01/06/2017 (a)	2,600,082
2,000,000	The Norinchukin Bank
	1.300%, 06/19/2017	2,000,751
	The Toronto-Dominion Bank
500,000	1.060%, 04/05/2017	500,037
2,500,000	1.382%, 08/10/2017 (a)	2,504,187

		67,215,994

	Commercial Paper - 3.35%
2,800,000	COFCO Capital Corp.
	0.571%, 01/05/2017 (b)	2,799,778

		2,799,778

	Corporate Obligations - 3.12%
2,600,000	Bank of America Corp.
	0.820%, 02/02/2017	2,600,000

		2,600,000

Number of Shares
	Money Market Funds - 2.29%
1,914,048	Deutsche Government Money Market Series - Institutional Shares
	Effective Yield, 0.45% (c)(e)	1,914,048

		1,914,048

Principal Amount
	U.S. Treasury Bill - 11.56%
	United States Treasury Bill
$3,250,000	0.398%, 01/19/2017 (b)(d)(e)	3,249,363
6,000,000	0.433%, 02/16/2017 (b)(d)(e)	5,996,549
400,000	0.488%, 03/23/2017 (b)(d)	399,567

		9,645,479

	Total Short Term Investments (Cost $84,161,089)	84,175,299

	Total Investments (Cost $84,161,089) - 100.87%	84,175,299
	Liabilities in Excess of Other Assets - (0.87)%	(728,305)

	TOTAL NET ASSETS - 100.00%	$83,446,994

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2016.
(b)	Zero coupon bond. The effective yield is listed.
(c)	Seven-day yield as of December 31, 2016.
(d)	All or a portion of this security is held as collateral for certain futures contracts.
(e)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$84,161,089

Gross unrealized appreciation	14,234
Gross unrealized depreciation	(24)

Net unrealized appreciation	$14,210

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Consolidated Schedule of Open Futures Contracts

December 31, 2016

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Amsterdam IDX Futures	48	$4,881,955	Jan-17	$93,082
Australian 10-Year Treasury Bond Futures	(33)	(2,314,770)	Mar-17	(22,906)
Australian 3-Year Treasury Bond Futures	(199)	(14,067,907)	Mar-17	28,406
Australian Dollar Futures	27	1,944,540	Mar-17	(75,382)
Brent Crude Futures (a)	16	909,120	Mar-17	33,687
British Pound Futures	(57)	(4,402,537)	Mar-17	126,294
CAC40 Index Futures	51	2,610,718	Jan-17	51,982
Canadian 10-Year Bond Futures	(68)	(6,965,360)	Mar-17	(12,557)
Canadian Dollar Futures	18	1,339,470	Mar-17	(29,385)
Cocoa Futures (a)	(53)	(1,126,780)	Mar-17	218,523
Coffee ‘C’ Futures (a)	10	513,938	Mar-17	(106,983)
Copper Futures (a)	25	1,565,937	Mar-17	(13,235)
Corn Futures (a)	(55)	(968,000)	Mar-17	(15,089)

Cotton No. 2 Futures (a)	31	1,095,075	Mar-17	12,606
DAX® Index Futures	13	3,922,319	Mar-17	50,783
DJIA E-Mini CBOT Futures	61	6,014,600	Mar-17	46,512
E-mini Nasdaq 100 Futures	38	3,696,640	Mar-17	(3,088)
E-mini S&P 500 Futures	32	3,577,920	Mar-17	(29,662)
Euribor 3 Month Futures	7	1,847,670	Jun-17	83
Euro Fx Futures	(80)	(10,574,000)	Mar-17	104,028
Euro Stoxx 50® Index Futures	74	2,552,664	Mar-17	51,107
Euro-Bobl Futures	90	12,659,951	Mar-17	85,224
Euro-BTP Futures	8	1,139,477	Mar-17	(944)
Euro-Bund Futures	15	2,591,897	Mar-17	31,092
Eurodollar 90 Day Futures	(303)	(74,962,200)	Mar-17	32,769
Euro-OATS Futures	19	3,036,464	Mar-17	28,662
Euro-Schatz Futures	201	23,758,700	Mar-17	19,330
FTSE 100 Index Futures	27	2,345,887	Mar-17	57,617
FTSE MIB Index Futures	10	1,010,811	Mar-17	5,448
FTSE/JSE Top 40 Index Futures	(43)	(1,387,209)	Mar-17	23,066
Gold 100 Oz. Futures (a)	(1)	(115,170)	Feb-17	(1,123)
Hang Seng Index Futures	13	1,840,905	Jan-17	22,920
IBEX 35® Index Futures	18	1,764,681	Jan-17	15,339
Japanese Yen Futures	(15)	(1,611,937)	Mar-17	(12,549)
Live Cattle Futures (a)	5	232,100	Feb-17	(3,854)
LME Aluminium Futures (a)	39	1,650,431	Mar-17	(20,427)
LME Copper Futures (a)	10	1,383,688	Mar-17	(66,052)
LME Nickel Futures (a)	16	961,056	Mar-17	(102,500)
LME Zinc Futures (a)	16	1,029,600	Mar-17	(74,832)
Long Gilt Futures	12	1,860,886	Mar-17	31,041
Low Sulphur Gas Oil Futures (a)	17	858,075	Feb-17	41,363
Mexican Peso Futures	(95)	(2,278,575)	Mar-17	44,896
MSCI Singapore Index Futures	80	1,766,668	Jan-17	5,721
MSCI Taiwan Index Futures	79	2,716,020	Jan-17	35,590
Natural Gas Futures (a)	15	558,600	Feb-17	43,558
New Zealand Dollar Futures	32	2,215,680	Mar-17	(83,038)
Nifty 50 Index Futures	63	1,031,247	Jan-17	30,118
Nikkei 225 Futures	23	3,758,717	Mar-17	74,435
NY Harbor ULSD Futures (a)	10	725,844	Feb-17	28,091
OMXS30 Futures	253	4,218,240	Jan-17	(44,362)
RBOB Gasoline Futures (a)	14	982,489	Feb-17	41,996
Russell 2000 Mini Index Futures	55	3,731,475	Mar-17	(83,306)
S&P/TSX 60 Index Futures	39	5,210,457	Mar-17	(1,350)
Silver Futures (a)	3	239,835	Mar-17	(10,203)
Soybean Futures (a)	23	1,154,600	Mar-17	(43,649)
Soybean Meal Futures (a)	26	823,160	Mar-17	6,209
Soybean Oil Futures (a)	46	956,616	Mar-17	3,279
SPI 200TM Index Futures	29	2,946,125	Mar-17	65,685
Sterling LIBOR 90 Day Futures	325	49,868,787	Mar-17	(27,533)
Sugar No. 11 Futures (a)	17	371,470	Mar-17	(56,527)
Swiss Franc Futures	(36)	(4,439,700)	Mar-17	35,443
TOPIX Index Futures	30	3,896,471	Mar-17	38,299
U.S. Treasury 10-Year Note Futures	(44)	(5,468,375)	Mar-17	11,650
U.S. Treasury 2-Year Note Futures	(130)	(28,169,375)	Mar-17	(36,362)
U.S. Treasury 5-Year Note Futures	(77)	(9,060,133)	Mar-17	29,182
U.S. Treasury Long Bond Futures	(12)	(1,807,875)	Mar-17	(23,084)
U.S. Treasury Ultra Bond Futures	(11)	(1,762,750)	Mar-17	(21,550)
Wheat Futures (a)	(81)	(1,652,400)	Mar-17	20,229
WTI Crude Futures (a)	15	805,800	Feb-17	(3,330)

				$700,483

(a)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including collateralized mortgage obligations, convertible obligations, corporate obligations, U.S. and foreign government obligations and mortgage-backed securities; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, futures and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2016:

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$-	$2,243	$-	$2,243
Preferred Stock	-	10,924	-	10,924

Total Equity	-	13,167	-	13,167
Fixed Income
Collateralized Mortgage Obligations	-	14,115,829	-	14,115,829
Convertible Obligations	-	793,338	-	793,338
Corporate Obligations	-	428,138	-	428,138
Foreign Government Obligations	-	37,349,923	-	37,349,923
Mortgage Backed Securities - U.S. Government Agency	-	8,614,424	-	8,614,424

Total Fixed Income	-	61,301,652	-	61,301,652
Warrants	-	-	0	0
Short Term Investments	4,730,076	2,279,347	-	7,009,423

Total Investments in Securities	$4,730,076	$63,594,166	$-	$68,324,242

Other Financial Instruments*
Forward Currency Contracts	$-	$2,387,789	$-	$2,387,789
Swaps	-	(1,348,678)	-	(1,348,678)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 or 2. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value

Description	Warrants
Balance as of April 1, 2016	$-
Purchases	0
Sales proceeds and paydowns	-
Accreted discounts, net	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into/(out of) Level 3	-

Balance as of December 31, 2016	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at December 31, 2016.	$-

GuidePath® Growth Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$474,244,115	$-	$-	$474,244,115
Short Term Investments	483,198	-	-	483,198
Investments Purchased as Securities Lending Collateral	23,343,314	-	-	23,343,314

Total Investments in Securities	$498,070,627	$-	$-	$498,070,627

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$99,264,360	$-	$-	$99,264,360
Short Term Investments	1,626,565	-	-	1,626,565
Investments Purchased as Securities Lending Collateral	31,718,867	-	-	31,718,867

Total Investments in Securities	$132,609,792	$-	$-	$132,609,792

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$299,787,091	$-	$-	$299,787,091
Short Term Investments	989,077	-	-	989,077
Investments Purchased as Securities Lending Collateral	37,674,494	-	-	37,674,494

Total Investments in Securities	$338,450,662	$-	$-	$338,450,662

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$122,368,770	$-	$-	$122,368,770
Short Term Investments	127	-	-	127
Investments Purchased as Securities Lending Collateral	4,174,905	-	-	4,174,905

Total Investments in Securities	$126,543,802	$-	$-	$126,543,802

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$107,722,887	$-	$-	$107,722,887
Short Term Investments	1,090,416	-	-	1,090,416
Investments Purchased as Securities Lending Collateral	19,699,187	-	-	19,699,187

Total Investments in Securities	$128,512,490	$-	$-	$128,512,490

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$99,478,160	$-	$-	$99,478,160
Short Term Investments	1,165,931	-	-	1,165,931
Investments Purchased as Securities Lending Collateral	25,345,165	-	-	25,345,165

Total Investments in Securities	$125,989,256	$-	$-	$125,989,256

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Managed Futures Strategy Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,914,048	$82,261,251	$-	$84,175,299
Total Investments in Securities	$1,914,048	$82,261,251	$-	$84,175,299
Other Financial Instruments*
Futures	$700,483	$-	$-	$700,483

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Funds. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Funds may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Funds were pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as the Funds may receive returns (or suffer losses) exceeding the initial amounts the Funds committed in connection with the derivatives. The use of derivatives can result in losses or gains to the Funds exceeding the amount the Funds would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Funds.

GuideMark® Opportunistic Fixed Income Fund

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize total investment returns through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of swap agreements. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Statement of Assets and Liabilities — Values of Derivative Instruments as of December 31, 2016

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Interest Rate Contracts - Swaps	Appreciation on Swap Agreements	$48,167	Depreciation on Swap Agreements	$1,396,845

Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	2,787,356	Depreciation of forward currency contracts	399,567

Total		$2,835,523		$1,796,412

GuidePath® Managed Futures Strategy Fund

The GuidePath Managed Futures Strategy Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period, ended December 31, 2016, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

Statement of Assets and Liabilities — Values of Derivative Instruments as of December 31, 2016

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Commodity Contracts - Futures*	Unrealized appreciation on futures contracts	$449,541	Unrealized depreciation on futures contracts	$517,804

Equity Contracts - Futures*	Unrealized appreciation on futures contracts	667,704	Unrealized depreciation on futures contracts	161,768

Foreign Exchange Contracts - Futures*	Unrealized appreciation on futures contracts	310,661	Unrealized depreciation on futures contracts	200,354

Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts	297,439	Unrealized depreciation on futures contracts	144,936

Total		$1,725,345		$1,024,862

*Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.

The average monthly notional amount of futures, forwards and swaps during the period ended December 31, 2016 were as follows:

Long Positions	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund

Futures	$-	$879,565,127

Forwards	$45,746,632	-

Swaps	$15,610,000	-

Short Positions	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund

Futures	$-	($124,263,091)

Forwards	$(6,884,742)	-

Cross Positions	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund

Forwards	$14,256,063	$-

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Funds; the risk that there may not be a liquid secondary market for the derivative at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Funds may induce leverage in the Funds, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

Secured Borrowings

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of December 31, 2016, the Funds (excluding the Opportunistic Fixed Income Fund and Managed Futures Strategy Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received.

Securities Lending Transactions

Overnight and Continuous	Money Market Funds *

Opportunistic Fixed Income Fund	$-
Growth Allocation Fund	23,343,314
Conservative Allocation Fund	31,718,867
Tactical Allocation Fund	37,674,494
Absolute Return Allocation Fund	4,174,905
Multi-Asset Income Allocation Fund	19,699,187
Flexible Income Allocation Fund	25,345,165
Managed Futures Strategy Fund	-

* Proceeds from securities lending (Money Market collateral).

Transactions with Affiliates

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The GuidePath® Funds had the following transactions during the quarter ended December 31, 2016, with affiliates:

	Share Activity				Period Ended December 31, 2016
Security Name	Balance March 31, 2016	Purchases	Sales	Balance December 31, 2016	Fair Value	Dividends Credited to Income	Amount of Gain (Loss) realized on Sale of Shares*
Growth Allocation Fund
GuideMark® Large Cap Core Fund - Institutional Shares	2,012,839	1,121,271	736,269	2,397,841	$36,639,013	$1,246,882	$457,417
GuideMark® Emerging Markets Fund - Institutional Shares	522,148	274,577	191,012	605,713	7,207,983	62,046	35,696
GuideMark® Small/Mid Cap Core Fund - Institutional Shares	2,444,870	1,286,845	895,261	2,836,454	50,914,355	348,444	1,000,654
GuideMark® World ex-US Fund - Institutional Shares	6,501,923	3,518,515	2,374,224	7,646,214	59,334,617	1,190,538	114,491

					$154,095,968	$2,847,910	$1,608,258

Conservative Allocation Fund
GuideMark® Large Cap Core Fund - Institutional Shares	98,213	133,116	68,376	162,953	$2,489,928	$83,674	$38,104
GuideMark® Emerging Markets Fund - Institutional Shares	12,959	19,655	6,987	25,627	304,962	2,592	675
GuideMark® Small/Mid Cap Core Fund - Institutional Shares	205,071	270,518	144,769	330,820	5,938,228	40,129	158,820
GuideMark® World ex-US Fund - Institutional Shares	327,752	438,260	218,801	547,211	4,246,360	84,141	(3,068)

					$12,979,478	$210,536	$194,531

Absolute Return Allocation Fund
GuideMark® Core Fixed Income Fund - Institutional Shares	-	654,208	71,327	582,881	$5,379,992	$88,552	$(17,270)
GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	670,635	72,631	236,345	506,921	4,668,739	186,735	(71,638)

					$10,048,731	$275,287	$(88,908)

Multi-Asset Income Allocation Fund
GuideMark® Core Fixed Income Fund - Institutional Shares	130,657	227,848	79,756	278,749	$2,572,851	$52,319	$(8,778)
GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	229,279	282,239	98,544	412,974	3,803,490	74,346	653

					$6,376,341	$126,665	$(8,125)

Flexible Income Allocation Fund
GuideMark® Core Fixed Income Fund - Institutional Shares	77,671	7,867	15,776	69,762	$643,902	$16,251	$2,539

					$643,902	$16,251	$2,539

* Includes long-term capital gains distributions received

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	02/27/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	02/27/17

By (Signature and Title)	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date	02/27/17